EQUITY - Equity-Based Compensation, Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) day $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) day $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense | $	$ 19,928	$ 7,104	$ 30,593	$ 38,545	$ 45,310	$ 13,450,000
Number of trading days (in days) | day	10		10
Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share)	$ 32.50		$ 32.50
Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share)	42.25		42.25
Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share)	52.75		52.75
Share-Based Payment Arrangement, Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share)	$ 63.00		$ 63.00
Service and Performance-Based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense | $	$ 11,000		$ 11,000
Market-Based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, weighted average grant date fair value (in usd per share)			$ 21.87
Number of shares granted in period (in shares) | shares			2,133,961
Market-Based RSUs | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			25.00%
Market-Based RSUs | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			25.00%
Market-Based RSUs | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			25.00%
Market-Based RSUs | Share-Based Payment Arrangement, Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting percentage			25.00%
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested (in shares) | shares	1,599,216